Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares
Statement of comprehensive income [abstract]
Operating revenues	$ 4,941,280	$ 151,252,571	$ 149,284,706	$ 147,870,124
Operating costs	(4,195,118)	(128,412,544)	(122,226,948)	(117,490,694)
Gross profit	746,162	22,840,027	27,057,758	30,379,430
Operating expenses
Sales and marketing expenses	(127,472)	(3,901,912)	(4,233,830)	(4,589,563)
General and administrative expenses	(161,415)	(4,940,906)	(4,239,713)	(5,800,810)
Research and development expenses	(425,519)	(13,025,139)	(13,669,589)	(13,532,356)
Expected credit losses	(13,369)	(409,237)	0	0
Subtotal	(727,775)	(22,277,194)	(22,143,132)	(23,922,729)
Net other operating income and expenses	167,164	5,116,884	1,653,695	(263,125)
Operating income	185,551	5,679,717	6,568,321	6,193,576
Non-operating income and expenses
Other income	45,455	1,391,376	875,587	899,983
Other gains and losses	(36,860)	(1,128,290)	994,092	859,400
Finance costs	(93,147)	(2,851,225)	(2,495,162)	(1,414,303)
Share of profit or loss of associates and joint ventures	(20,146)	(616,665)	157,837	(315,666)
Bargain purchase gain in acquisition of additional shares of equity investees	0	0	5,130	0
Exchange gain, net	0	0	1,565,905	0
Exchange loss, net	(11,663)	(356,993)	0	(1,501,904)
Subtotal	(116,361)	(3,561,797)	1,103,389	(1,472,490)
Income from continuing operations before income tax	69,190	2,117,920	7,671,710	4,721,086
Income tax benefit (expense)	36,912	1,129,877	(992,481)	(552,524)
Net income	106,102	3,247,797	6,679,229	4,168,562
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(1,799)	(55,060)	(184,186)	(75,893)
Unrealized gains or losses on financial assets at fair value through other comprehensive income	47,502	1,454,018	0	0
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(84)	(2,572)	0	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(3,375)	(103,319)	1,221	2,459
Income tax related to items that will not be reclassified subsequently	(11,705)	(358,296)	31,311	12,899
Subtotal	30,539	934,771	(151,654)	(60,535)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(1,536)	(47,009)	(5,975,203)	(1,815,947)
Unrealized gains or losses on available-for-sale financial assets	0	0	581,439	(1,969,636)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(783)	(23,966)	706,977	(331,615)
Income tax related to items that may be reclassified subsequently	(921)	(28,186)	23,908	153,662
Subtotal	(3,240)	(99,161)	(4,662,879)	(3,963,536)
Total other comprehensive income (loss), net of tax	27,299	835,610	(4,814,533)	(4,024,071)
Total comprehensive income	133,401	4,083,407	1,864,696	144,491
Net income attributable to:
Stockholders of the parent	250,824	7,677,735	9,676,698	8,621,147
Non-controlling interests	(144,722)	(4,429,938)	(2,997,469)	(4,452,585)
Net income	106,102	3,247,797	6,679,229	4,168,562
Total comprehensive income attributable to:
Stockholders of the parent	281,517	8,617,239	4,973,766	4,629,394
Non-controlling interests	(148,116)	(4,533,832)	(3,109,070)	(4,484,903)
Total comprehensive income	$ 133,401	$ 4,083,407	$ 1,864,696	$ 144,491
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 0.02	$ 0.65	$ 0.81	$ 0.71
Earnings per share-diluted | (per share)	$ 0.02	$ 0.60	$ 0.75	$ 0.67